Acquisition of businesses (Tables)	6 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Schedule of cash consideration paid in respect of acquisition of businesses and purchase of shares of non-controlling interests
Cash consideration paid in respect of the acquisition of businesses in the six months ended 31 December 2021 were as follows:

Consideration
£ million
Cash consideration paid for Casamigos	(83)
Cash consideration paid in respect of other prior year acquisitions	(27)
Cash consideration paid for investments in associates	(3)
Capital injection in associates	(21)
Net cash outflow on acquisition of businesses	(134)